VANECK LONG/FLAT TREND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
EXCHANGE TRADED FUND: 99.7%(a)
(Cost: $21,698,633)
Vanguard S&P 500 ETF 40,991 $ 28,153,029
Underline
Total Investments: 99.7%
(Cost: $21,698,633) 28,153,029
Other assets less liabilities: 0.3% 96,883
NET ASSETS: 100.0% $ 28,249,912
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at
https://www.sec.gov or on the fund's webpage.
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Exchange Traded Funds $ 28,153,029 $ — $ — $ 28,153,029